Prepaid land use rights	12 Months Ended
Dec. 31, 2012
Prepaid land use rights
Prepaid land use rights

14.       Prepaid land use rights

The prepaid land use rights of the Group represented prepaid operating lease payments in obtaining land use rights in the PRC for a period of 40 or 50 years.

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Cost	266,228	266,228
Less: accumulated amortization	(14,785)	(20,339)
Net book value	251,443	245,889

Current portion of prepaid land use rights (recorded in other current assets)	5,555	5,555
Non-current portion of prepaid land use rights	245,888	240,334
Total	251,443	245,889

As of December 31, 2012, the Group pledged its prepaid land use right with the net book value of RMB 77,656 to secure a long-term bank borrowing of RMB 40,000 from Agricultural Bank of China.